UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Accounts receivable, allowance for doubtful accounts	$ 3,424,366	$ 7,160,782
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	240,714,103	175,714,103
Ordinary shares, shares outstanding	223,577,853	173,427,853
Treasury Stock, shares	2,286,250	2,286,250